Note 41 Derivatives hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ 1,361	€ (1,866)	€ 277
Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	1,406	(1,651)	270
Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(45)	(214)	7
Interest rate agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	522	73	269
Securities agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	1,653	(1,500)	(36)
Commodity agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	4	3	1
Credit derivative agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	16	(255)	(89)
Foreign exchange agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(658)	40	88
Other agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(131)	(12)	37
Fair value hedges ineffectivenes [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(51)	(235)	5
Hedging derivative fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(229)	90	(151)
Hedged item fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	178	(325)	156
Cash flow hedges ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ 6	€ 21	€ 2